Pay vs Performance Disclosure number in Millions	12 Months Ended					36 Months Ended
	Aug. 03, 2024 USD ($)	Jul. 29, 2023 USD ($)	Jul. 30, 2022 USD ($)	Aug. 08, 2021	Jul. 31, 2021 USD ($)	Aug. 03, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)		Compensation Actually Paid to PEO(4)		Average Summary Compensation Table Total for non-PEO NEOs $(1)	Average Compensation Actually Paid to non-PEO NEOs $(4)(5)	Value of Initial Fixed $100 Investment Based on: (6)		(in millions)
	1st PEO $ (2)	2nd PEO $(3)	1st PEO $ (2)	2nd PEO $(3)			Total Shareholder Return $	Peer Group Total Shareholder Return $	Net Income $(7)	Adjusted EBITDA $(8)
2024	7,619,334	n/a	5,237,814	n/a	2,724,029	843,517	74	171	(112)	518
2023	6,201,442	n/a	(1,706,501)	n/a	1,958,589	(4,707,368)	104	180	24	640
2022	8,722,292	6,312,014	8,947,422	709,289	3,053,051	2,223,744	214	222	248	829
2021	n/a	8,403,365	n/a	17,558,584	2,794,629	4,726,282	167	164	149	770

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote	Mr. Spinner served as PEO in fiscal 2021-2022, retiring on August 9, 2021, at which time Mr. Douglas became the new PEO.
Peer Group Issuers, Footnote	Represents hypothetical $100 investment at the beginning of the measurement period. Peer group represents the S&P SmallCap 600 Food Distributors Index also used in the Company’s Annual Report under Part II Item 5 for the Comparative Stock Performance graph.
Adjustment To PEO Compensation, Footnote	“Compensation actually paid” begins with the Summary Compensation Table totals reported for the PEOs and the average of the Other NEOs for each year and were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends do not apply.

	Fiscal 2024		Fiscal 2023		Fiscal 2022			Fiscal 2021
NEO	Douglas PEO #1	Average NEO	Douglas PEO #1	Average NEO	Douglas PEO #1	Spinner PEO #2	Average NEO	Spinner PEO #2	Average NEO
Summary Compensation Table Total Pay $	7,619,334	2,724,029	6,201,442	1,958,589	8,722,292	6,312,014	3,053,051	8,403,365	2,794,629
Subtract Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(5,029,570)	(1,444,325)	(5,135,192)	(1,324,846)	(5,899,913)	—	(1,419,963)	(5,099,971)	(1,366,224)
Add Fair Value at FYE of Outstanding Awards Granted in Current Fiscal Year	4,471,036	939,207	2,001,105	494,269	6,125,044	—	1,281,636	11,570,416	3,054,335
Add Change in Fair Value of Outstanding Awards Granted in Prior Years	(1,590,840)	(526,667)	(4,670,685)	(5,146,889)	—	(10,699,745)	(913,495)	3,096,530	310,091
Add Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years	(232,145)	(132,362)	(103,172)	(640,179)	—	5,097,020	592,254	(411,756)	(66,548)
Add Fair Value as of Prior Fiscal of Awards that failed to meet Vesting Conditions	—	(716,365)	—	(48,313)	—	—	(369,738)	—	—
Compensation Actually Paid $	5,237,814	843,517	(1,706,501)	(4,707,368)	8,947,422	709,289	2,223,744	17,558,584	4,726,282

Non-PEO NEO Average Total Compensation Amount	$ 2,724,029	$ 1,958,589	$ 3,053,051		$ 2,794,629
Non-PEO NEO Average Compensation Actually Paid Amount	$ 843,517	(4,707,368)	2,223,744		4,726,282
Adjustment to Non-PEO NEO Compensation Footnote	“Compensation actually paid” begins with the Summary Compensation Table totals reported for the PEOs and the average of the Other NEOs for each year and were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends do not apply.

	Fiscal 2024		Fiscal 2023		Fiscal 2022			Fiscal 2021
NEO	Douglas PEO #1	Average NEO	Douglas PEO #1	Average NEO	Douglas PEO #1	Spinner PEO #2	Average NEO	Spinner PEO #2	Average NEO
Summary Compensation Table Total Pay $	7,619,334	2,724,029	6,201,442	1,958,589	8,722,292	6,312,014	3,053,051	8,403,365	2,794,629
Subtract Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(5,029,570)	(1,444,325)	(5,135,192)	(1,324,846)	(5,899,913)	—	(1,419,963)	(5,099,971)	(1,366,224)
Add Fair Value at FYE of Outstanding Awards Granted in Current Fiscal Year	4,471,036	939,207	2,001,105	494,269	6,125,044	—	1,281,636	11,570,416	3,054,335
Add Change in Fair Value of Outstanding Awards Granted in Prior Years	(1,590,840)	(526,667)	(4,670,685)	(5,146,889)	—	(10,699,745)	(913,495)	3,096,530	310,091
Add Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years	(232,145)	(132,362)	(103,172)	(640,179)	—	5,097,020	592,254	(411,756)	(66,548)
Add Fair Value as of Prior Fiscal of Awards that failed to meet Vesting Conditions	—	(716,365)	—	(48,313)	—	—	(369,738)	—	—
Compensation Actually Paid $	5,237,814	843,517	(1,706,501)	(4,707,368)	8,947,422	709,289	2,223,744	17,558,584	4,726,282

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures
Adjusted EBITDA
Net Sales
Adjusted EPS
Adjusted ROIC

Total Shareholder Return Amount	$ 74	104	214		167
Peer Group Total Shareholder Return Amount	171	180	222		164
Net Income (Loss)	$ (112,000,000)	$ 24,000,000	$ 248,000,000		$ 149,000,000
Company Selected Measure Amount	518	640	829		770
PEO Name			Mr. Spinner	Mr. Spinner		Mr. Douglas
Additional 402(v) Disclosure	The values reflected in this column represent the “Total” compensation set forth in the Summary Compensation Table on page 47.“Compensation actually paid” begins with the Summary Compensation Table totals reported for the PEOs and the average of the Other NEOs for each year and were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends do not apply.Other NEOs for fiscal 2021 are Mr. Howard (CFO), Mr. Dorne (COO), Ms. Sutton, (Chief Legal Officer, General Counsel and Corporate Secretary) and Mr. Testa (President); Other NEOs for fiscal 2022 are Mr. Howard (CFO), Mr. Dorne (COO), Mr. Stigers (CEO, Cub), Ms. Sutton, (former Chief Legal Officer, General Counsel and Corporate Secretary) and Mr. Testa (President); Other NEOs for fiscal 2023 are Mr. Howard (CFO), Ms. Benedict (CHRO), Mr. Martin (President, Wholesale), Mr. Testa (President) and Mr. Stigers (former CEO, Cub), and Other NEOs for fiscal 2024 are Mr. Tarditi (CFO), Ms. Benedict (CHRO), Mr. Martin (President, Wholesale), Mr. Persaud (President and CEO, Retail), Ms. Horvath (former COO) and Mr. Howard (former CFO).As reported on Registrant’s Consolidated Statements of Income for the applicable fiscal reporting year, as provided under Part II Item 8 of the Company’s Annual Report.For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The Company has identified adjusted EBITDA as the Company-selected measure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs in 2024 to the Company’s performance. See Annex B for the definition of adjusted EBITDA, a non-GAAP measure, and reconciliation to the most directly comparable GAAP measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted ROIC
Douglas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,619,334	$ 6,201,442	$ 8,722,292
PEO Actually Paid Compensation Amount	5,237,814	(1,706,501)	8,947,422
Spinner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,312,014		$ 8,403,365
PEO Actually Paid Compensation Amount			709,289		17,558,584
PEO | Douglas [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,029,570)	(5,135,192)	(5,899,913)
PEO | Douglas [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,471,036	2,001,105	6,125,044
PEO | Douglas [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,590,840)	(4,670,685)	0
PEO | Douglas [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(232,145)	(103,172)	0
PEO | Douglas [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Spinner [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0		(5,099,971)
PEO | Spinner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0		11,570,416
PEO | Spinner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,699,745)		3,096,530
PEO | Spinner [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,097,020		(411,756)
PEO | Spinner [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0		0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,444,325)	(1,324,846)	(1,419,963)		(1,366,224)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	939,207	494,269	1,281,636		3,054,335
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(526,667)	(5,146,889)	(913,495)		310,091
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(132,362)	(640,179)	592,254		(66,548)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (716,365)	$ (48,313)	$ (369,738)		$ 0